Vessels	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Vessels

5.      Vessels

Acquisitions

In the first half of 2023, the Company acquired the two suezmaxes, Eurochampion 2004 and Euronike, that were previously classified as finance leases (Note 4). On January 12, 2022, the Company took delivery of the newbuilding LNG carrier Tenergy (Briety Shipping Inc.), for an aggregate cost of $186,201.

Sales

During the first half of 2023, the Company sold its handymax tankers, Afrodite, Artemis, Ariadne, Aris, Ajax and Apollon and its handysize tankers, Arion, Amphitrite, realizing total gain of $81,198.

During the first half of 2022, the Company sold the aframax tanker, Proteas, realizing a gain of $299. The gains on sale of vessels are separately reflected in the accompanying consolidated statement of comprehensive income.

Impairment

As of June 30, 2023, and December 31, 2022, the Company reviewed the carrying amount including any unamortized dry-docking costs in connection with the estimated recoverable amount and the probability of sale for each of its vessels, vessels under construction and right-of-use-assets. This review did not indicate an impairment charge.